SHAREHOLDERS' EQUITY (Details) - Stock options granted not under 2003 Share Plan and 2010 Share Plan - Range of Exercise Prices $2.58 To $5.56 [Member] - Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
12 Months Ended
Oct. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares | shares	1,780,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 277 days
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 2.71